Filed Pursuant to Rule 497(c)
1933 Act File No. 033-52154
1940 Act File No. 811-07168

HENNESSY FUNDS TRUST

On behalf of Hennessy Funds Trust (the “Trust”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the definitive form of Prospectus for the Hennessy Focus Fund, Hennessy Large Cap Financial Fund, Hennessy Small Cap Financial Fund, Hennessy Technology Fund, Hennessy Gas Utility Index Fund, Hennessy Equity and Income Fund, and Hennessy Core Bond Fund (collectively, the “Funds”). The form of Prospectus for the Funds was first filed pursuant to Rule 485(a) on July 30, 2012, with the definitive form of Prospectus for the Funds being filed subsequent to the effective date of the Rule 485(a) filing pursuant to Rule 497(c) on October 30, 2012.  The purpose of this filing is to submit for the Funds the above-referenced risk/return summary information in XBRL format.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE